RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TCPL has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings and cash flow.
Risk management strategies, policies and limits are designed to ensure TCPL's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits ultimately established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds.
The Company uses derivatives as part of its overall risk management strategy to assist in managing the exposure to market risk that results from these activities. These derivative contracts may consist of the following:

•
Forwards and futures contracts – contractual agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future. TCPL enters into foreign exchange and commodity forwards and futures to manage the impact of changes in foreign exchange rates and commodity prices.

•
Swaps – contractual agreements between two parties to exchange streams of payments over time according to specified terms. The Company enters into interest rate, cross-currency and commodity swaps to manage the impact of changes in interest rates, foreign exchange rates and commodity prices.

•
Options – contractual agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period. The Company enters into option agreements to manage the impact of changes in interest rates, foreign exchange rates and commodity prices.

Commodity Price Risk
The Company is exposed to commodity price movements as part of its normal business operations. A number of strategies are used to manage these exposures, including the following:

•
Subject to its overall risk management strategy, the Company commits a portion of its expected power supply to fixed-price medium-term or long-term sales contracts, while reserving an amount of unsold supply to manage operational and price risks in its asset portfolio.

•
The Company purchases a portion of the natural gas required for its power plants or enters into contracts that base the sale price of electricity on the cost of natural gas, effectively locking in a margin.

•	The Company's power sales commitments are fulfilled through power generation or through purchased contracts, thereby reducing the Company's exposure to fluctuating commodity prices.

•
The Company enters into offsetting or back-to-back positions using derivative instruments to manage price risk exposure in power and natural gas commodities created by certain fixed and variable pricing arrangements for different pricing indices and delivery points.

Natural Gas Storage Commodity Price Risk
TCPL manages its exposure to seasonal natural gas price spreads in its non-regulated Natural Gas Storage business by economically hedging storage capacity with a portfolio of third-party storage capacity contracts and proprietary natural gas purchases and sales. TCPL simultaneously enters into a forward purchase of natural gas for injection into storage and an offsetting forward sale of natural gas for withdrawal at a later period, thereby locking in future positive margins and effectively eliminating exposure to natural gas price movements. Unrealized gains and losses on fair value adjustments recorded each period on these forward contracts are not necessarily representative of the amounts that will be realized on settlement.
Foreign Exchange and Interest Rate Risk
Foreign exchange and interest rate risk is created by fluctuations in the fair value or cash flow of financial instruments due to changes in foreign exchange rates and interest rates.
A portion of TCPL's earnings from its Natural Gas Pipelines, Liquids Pipelines and Energy segments are generated in U.S. dollars and, therefore, fluctuations in the value of the Canadian dollar relative to the U.S. dollar can affect TCPL's net income. As the Company’s U.S. dollar-denominated operations continue to grow, exposure to changes in currency rates increases; some of this foreign exchange impact is partially offset by interest expense on U.S. dollar-denominated debt of the Company's foreign operations and by using foreign exchange derivatives.
The Company uses foreign currency and interest rate derivatives to manage the foreign exchange and interest rate risks related to other U.S. dollar-denominated transactions including those that may arise on some of the Company’s regulated assets. The realized gains and losses on these derivatives are deferred as regulatory assets and liabilities until they are recovered from or paid to the shippers.
TCPL has floating interest rate debt which subjects it to interest rate cash flow risk. The Company uses a combination of interest rate swaps and options to manage its exposure to this risk.
Net Investment in Foreign Operations
The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency interest rate swaps, foreign exchange forward contracts and foreign exchange options.
U.S. Dollar-Denominated Debt Designated as a Net Investment Hedge

at December 31	2015	2014
(millions of Canadian $, unless otherwise noted)

Carrying value	23,000 (US 16,600)	17,000 (US 14,700)
Fair value	23,800 (US 17,200)	19,000 (US 16,400)

Derivatives Designated as a Net Investment Hedge

	2015			2014
at December 31	Fair Value[1]	Notional or Principal Amount		Fair Value[1]	Notional or Principal Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2016 to 2019)[2]	(730)	US	3,150	(431)	US	2,900
U.S. dollar foreign exchange forward contracts (maturing 2016 to 2017)	50	US	1,800	(28)	US	1,400
	(680)	US	4,950	(459)	US	4,300

[1]	Fair values equal carrying values.

[2]	In 2015, net realized gains of $8 million (2014 – gains of $21 million) related to the interest component of cross-currency swap settlements are included in Interest expense.
Counterparty Credit Risk
Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the related contract or agreement with the Company.
The Company manages its exposure to this potential loss by using recognized credit management techniques, including:

•
Dealing with creditworthy counterparties – a significant amount of the Company’s credit exposure is with investment grade counterparties or, if not, is generally partially supported by financial assurances from investment grade parties

•
Setting limits on the amount TCPL can transact with any one counterparty – the Company monitors and manages the concentration of risk exposure with any one counterparty, and reduces the exposure when necessary and when it is allowed under the terms of the contracts

•	Using contract netting arrangements and obtaining financial assurances such as guarantees, letters of credit or cash when deemed necessary.
There is no guarantee that these techniques will protect the Company from material losses.
TCPL's maximum counterparty credit exposure with respect to financial instruments at December 31, 2015, without taking into account security held, consisted of accounts receivable, available for sale assets recorded at fair value, the fair value of derivative assets, notes, loans and advances receivable. The Company regularly reviews its accounts receivable and records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2015, there were no significant amounts past due or impaired, and there were no significant credit losses during the year.
The Company had a credit risk concentration due from a counterparty of $248 million (US$179 million) and $258 million (US$222 million) at December 31, 2015 and 2014, respectively. This amount is expected to be fully collectible and is secured by a guarantee from the counterparty's investment grade parent company.
TCPL has significant credit and performance exposures to financial institutions as they hold cash deposits and provide committed credit lines and letters of credit that help manage the Company's exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
Fair Value of Non-Derivative Financial Instruments
The fair value of the Company's Notes receivable is calculated by discounting future payments of interest and principal using forward interest rates. The fair value of Long-term debt and Junior subordinated notes is estimated using an income approach based on quoted market prices for the same or similar debt instruments from external data service providers.
Available for sale assets are recorded at fair value which is calculated using quoted market prices where available. Certain non-derivative financial instruments included in Cash and cash equivalents, Accounts receivable, Due from affiliates, Intangible and other assets, Notes payable, Accounts payable and other, Due to affiliates, Accrued interest and Other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity and would also be classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative instruments.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of the non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2015		2014
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Notes receivable[1]	214	265	213	263
Current and Long-term debt[2,3] (Note 16)	(31,584)	(34,309)	(24,757)	(28,713)
Junior subordinated notes (Note 17)	(2,422)	(2,011)	(1,160)	(1,157)
	(33,792)	(36,055)	(25,704)	(29,607)

[1]	Notes receivable are included in Other current assets and Intangible and other assets on the Consolidated balance sheet.

[2]	Long-term debt is recorded at amortized cost, except for US$850 million (2014 – US$400 million) that is attributed to hedged risk and recorded at fair value.

[3]
Consolidated Net income in 2015 included gains of $2 million (2014 – losses of $3 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$850 million of Long-term debt at December 31, 2015 (2014 – US$400 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available for Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available for sale assets:

	2015		2014
at December 31	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]
(millions of Canadian $)

Fair values
Fixed income securities (maturing within 5 years)	—	90	—	75
Fixed income securities (maturing after 10 years)	261	—	—	—
	261	90	—	75

[1]
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company would record these gains and losses as regulatory assets or liabilities. In 2015 and 2014, there were no net realized or unrealized gains or losses on LMCI restricted investments.

[2]
Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary. In 2015 and 2014, there were no net realized or unrealized gains or losses on other restricted investments.

Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives has been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of commodity derivatives has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used. The fair value of options has been calculated using the Black-Scholes pricing model. Credit risk has been taken into consideration when calculating the fair value of derivative instruments.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2015 is as follows:

at December 31, 2015	Cash Flow Hedges[1]	Fair Value Hedges[1]	Net Investment Hedges[1]	Held for Trading[1]	Total Fair Value of Derivative Instruments
(millions of Canadian $)

Other current assets (Note 5)
Commodities[2]	46	—	—	326	372
Foreign exchange	—	—	65	2	67
Interest rate	—	1	—	2	3
	46	1	65	330	442
Intangible and other assets (Note 11)
Commodities[2]	11	—	—	126	137
Foreign exchange	—	—	29	—	29
Interest rate	—	2	—	—	2
	11	2	29	126	168
Total Derivative Assets	57	3	94	456	610

Accounts payable and other (Note 13)
Commodities[2]	(112)	—	—	(443)	(555)
Foreign exchange	—	—	(313)	(54)	(367)
Interest rate	(1)	(1)	—	(2)	(4)
	(113)	(1)	(313)	(499)	(926)
Other long-term liabilities (Note 14)
Commodities[2]	(31)	—	—	(131)	(162)
Foreign exchange	—	—	(461)	—	(461)
Interest rate	(1)	(1)	—	—	(2)
	(32)	(1)	(461)	(131)	(625)
Total Derivative Liabilities	(145)	(2)	(774)	(630)	(1,551)

[1]	Fair value equals carrying value.

[2]	Includes purchases and sales of power and natural gas.
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2014 is as follows:

at December 31, 2014	Cash Flow Hedges[1]	Fair Value Hedges[1]	Net Investment Hedges[1]	Held for Trading[1]	Total Fair Value of Derivative Instruments
(millions of Canadian $)

Other current assets (Note 5)
Commodities[2]	39	—	—	359	398
Foreign exchange	—	—	5	1	6
Interest rate	—	2	—	3	5
	39	2	5	363	409
Intangible and other assets (Note 11)
Commodities[2]	18	—	—	72	90
Foreign exchange	—	—	1	—	1
Interest rate	—	1	—	1	2
	18	1	1	73	93
Total Derivative Assets	57	3	6	436	502

Accounts payable and other (Note 13)
Commodities[2]	(136)	—	—	(422)	(558)
Foreign exchange	—	—	(155)	(32)	(187)
Interest rate	(1)	—	—	(3)	(4)
	(137)	—	(155)	(457)	(749)
Other long-term liabilities (Note 14)
Commodities[2]	(27)	—	—	(72)	(99)
Foreign exchange	—	—	(310)	—	(310)
Interest rate	(1)	—	—	(1)	(2)
	(28)	—	(310)	(73)	(411)
Total Derivative Liabilities	(165)	—	(465)	(530)	(1,160)

[1]	Fair value equals carrying value.

[2]	Includes purchases and sales of power and natural gas.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Notional and Maturity Summary
The following tables present the maturity and notional principal or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations:

at December 31, 2015	Power	Natural Gas	Foreign Exchange	Interest

Purchases[1]	70,331	133	—	—
Sales[1]	54,382	70	—	—
Millions of dollars	—	—	US 1,476	US 1,100
Maturity dates	2016–2020	2016–2020	2016	2016–2019

[1]	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

at December 31, 2014	Power	Natural Gas	Foreign Exchange	Interest

Purchases[1]	53,217	60	—	—
Sales[1]	39,429	38	—	—
Millions of dollars	—	—	US 1,374	US 650
Maturity dates	2015–2019	2015–2020	2015	2015–2018

[1]	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.
Unrealized and Realized (Losses)/Gains of Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2015	2014
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized losses in the year
Commodities	(37)	(40)
Foreign exchange	(21)	(20)
Amount of realized losses in the year
Commodities	(151)	(28)
Foreign exchange	(112)	(28)
Derivative instruments in hedging relationships[2,3]
Amount of realized (losses)/gains in the year
Commodities	(179)	130
Interest rate	8	4

[1]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell commodities are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest expense and Interest income and other, respectively.

[2]	In 2015, net realized gains on fair value hedges were $11 million (2014 – gains of $7 million) and were included in Interest expense.

[3]	In 2015 and 2014, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 21) related to derivatives in cash flow hedging relationships are as follows:

year ended December 31	2015	2014
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Commodities	(92)	(128)
Foreign exchange	—	10
	(92)	(118)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net income (effective portion)[1]
Commodities[2]	128	(111)
Interest rate[3]	16	16
	144	(95)
Losses on derivative instruments recognized in Net income (ineffective portion)
Commodities[2]	—	(13)

[1]	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.

[2]	Reported within Revenues on the Consolidated statement of income.

[3]	Reported within Interest expense on the Consolidated statement of income.
Offsetting of Derivative Instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TCPL has no master netting agreements, however, similar contracts are entered into containing rights to offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the Consolidated balance sheet. The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2015	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	509	(418)	91
Foreign exchange	96	(93)	3
Interest rate	5	(1)	4
	610	(512)	98
Derivative - Liability
Commodities	(717)	418	(299)
Foreign exchange	(828)	93	(735)
Interest rate	(6)	1	(5)
	(1,551)	512	(1,039)

[1]	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2014:

at December 31, 2014	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	488	(387)	101
Foreign exchange	7	(7)	—
Interest rate	7	(1)	6
	502	(395)	107
Derivative - Liability
Commodities	(657)	387	(270)
Foreign exchange	(497)	7	(490)
Interest rate	(6)	1	(5)
	(1,160)	395	(765)

[1]	Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above as at December 31, 2015, the Company had provided cash collateral of $482 million (2014 – $459 million) and letters of credit of $41 million (2014 – $26 million) to its counterparties. The Company held nil (2014 – $1 million) in cash collateral and $2 million (2014 – $1 million) in letters of credit from counterparties on asset exposures at December 31, 2015.
Credit Risk Related Contingent Features of Derivative Instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade.
Based on contracts in place and market prices at December 31, 2015, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $32 million (2014 – $15 million), for which the Company has provided collateral in the normal course of business of nil (2014 – nil). If the credit-risk-related contingent features in these agreements were triggered on December 31, 2015, the Company would have been required to provide additional collateral of $32 million (2014 – $15 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I	Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.
Level II
Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Transfers between Level I and Level II would occur when there is a change in market circumstances.

Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the fair value of the derivatives. This category includes long-dated commodity transactions in certain markets where liquidity is low and inputs may include long-term broker quotes. Valuation of options is based on the Black-Scholes pricing model.
Long-term electricity prices may also be estimated using a third-party modeling tool which takes into account physical operating characteristics of generation facilities in the markets in which the Company operates. Model inputs include market fundamentals such as fuel prices, power supply additions and retirements, power demand, seasonal hydro conditions and transmission constraints. Long-term North American natural gas prices might be estimated on a view of future natural gas supply and demand, as well as exploration and development costs. Significant decreases in fuel prices or demand for electricity or natural gas, increases in the supply of electricity or natural gas, or a small number of transactions in markets with lower liquidity are expected to or may result in a lower fair value measurement of contracts included in Level III.
Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2015, are categorized as follows:

at December 31, 2015	Quoted Prices in Active Markets Level I1	Significant Other Observable Inputs Level II1	Significant Unobservable Inputs Level III[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	34	462	13	509
Foreign exchange	—	96	—	96
Interest rate	—	5	—	5
Derivative Instrument Liabilities:
Commodities	(102)	(611)	(4)	(717)
Foreign exchange	—	(828)	—	(828)
Interest rate	—	(6)	—	(6)
	(68)	(882)	9	(941)

[1]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2015.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2014, are categorized as follows:

at December 31, 2014	Quoted Prices in Active Markets Level I1	Significant Other Observable Inputs Level II1	Significant Unobservable Inputs Level III[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	40	441	7	488
Foreign exchange	—	7	—	7
Interest rate	—	7	—	7
Derivative Instrument Liabilities:
Commodities	(86)	(568)	(3)	(657)
Foreign exchange	—	(497)	—	(497)
Interest rate	—	(6)	—	(6)
	(46)	(616)	4	(658)

[1]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2014.
The following table presents the net change in fair value of derivative assets and liabilities classified as Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2015	2014

Balance at beginning of year	4	1
Transfers out of Level III	5	—
Total gains included in Net income	3	3
Sales	(2)	—
Settlements	(1)	—
Balance at end of year[1]	9	4

[1]	Revenues include unrealized gains attributed to derivatives in the Level III category that were still held at December 31, 2015 of $7 million (2014 – $3 million).
A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $2 million decrease or increase, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2015.